ACQUISITION OF WILD STREAK LLC - Narrative (Details) € in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2022 Y	Jun. 02, 2021 EUR (€) Y	Dec. 31, 2023 EUR (€) Y shares	Dec. 31, 2022 EUR (€) Y shares	Jun. 02, 2021 USD ($)
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, dividend rate	0.00%			0.00%
Shares issued upon settlement of deferred consideration			€ 1,104
Minimum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, volatility	65.32%			44.73%
Fair value of the share consideration, maturity | Y	0.42		0.08	0.09
Maximum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, volatility	75.54%			56.45%
Fair value of the share consideration, maturity | Y	2.00		0.58	1.68
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Consideration transferred		€ 22,014
Cash paid upon business combination		8,206
Value of common shares to be issued as consideration		€ 13,746
Period over which equity interest of acquirer is issuable		3 years
Fair value of the share consideration, volatility		57.50%
Fair value of the share consideration, dividend rate		0.00%
Wild Streak LLC | Share Capital
ACQUISITION OF WILD STREAK LLC
Shares issued upon settlement of deferred consideration (in shares) | shares			393,111	761,754
Shares issued upon settlement of deferred consideration			€ 3,491	€ 6,764
Wild Streak LLC | Minimum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, maturity | Y		1
Wild Streak LLC | Maximum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, maturity | Y		3
Purchase Agreement With Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Consideration transferred		€ 24,680			$ 30,075
Cash paid upon business combination		8,268			10,075
Value of common shares to be issued as consideration		€ 16,412			$ 20,000